Cover	May 25, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 25, 2022
Entity Registrant Name	Sprout Social, Inc.
Entity Central Index Key	0001517375
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39156
Entity Tax Identification Number	27-2404165
Entity Address, Address Line One	131 South Dearborn St., Suite 700
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60603
City Area Code	866
Local Phone Number	878-3231
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	SPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false